UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/14 - 3/31/14

Item 1 - Schedule of Investments - March 31, 2014 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 131.87% (d)(h)
Aerospace and Defense - .74%
475	Ducommun, Inc., Senior Notes,
	9.75%, 07/15/18	B3	531
500	Esterline Technologies, Senior Notes,
	7%, 08/01/20	Ba2	541
775	Kratos Defense and Security Solutions, Inc., Senior Notes,
	10%, 06/01/17	B3	823
			1,895
Airlines - 2.01%
131	American Airlines, Senior Notes,
	4%, 01/15/27 (g)	(e)	132
136	American Airlines, Senior Notes,
	5.625%, 01/15/21 (g)	(e)	141
165	Continental Airlines, Inc., Senior Notes,
	7.25%, 05/10/21	Baa2	193
91	Continental Airlines, Inc., Senior Notes,
	9.25%, 11/10/18	Ba2	103
1,525	United Continental Holdings, Inc., Senior Notes,
	6%, 07/15/26	B2	1,445
175	United Continental Holdings, Inc., Senior Notes,
	6%, 07/15/28	B2	161
675	United Continental Holdings, Inc., Senior Notes,
	6%, 12/01/20	B2	702
575	United Continental Holdings, Inc., Senior Notes,
	6.375%, 06/01/18	B2	620
1,325	US Airways Group, Inc., Senior Notes,
	6.125%, 06/01/18	B3	1,393
145	US Airways, Inc., Senior Notes,
	4.625%, 12/03/26	Baa1	151
65	US Airways, Inc., Senior Notes,
	6.75%, 12/03/22	Ba2	70
			5,111
Automobile - 5.13%
125	Affinia Group, Inc., Senior Notes,
	7.75%, 05/01/21	Caa2	135
725	Allison Transmission, Inc., Senior Notes,
	7.125% 05/15/19 (g)	B3	781
175	American Axle and Manufacturing, Inc., Senior Notes,
	5.125%, 02/15/19	B2	182
350	American Axle and Manufacturing, Inc., Senior Notes,
	6.25%, 03/15/21	B2	373
375	American Axle and Manufacturing, Inc., Senior Notes,
	6.625%, 10/15/22	B2	408
600	Chrysler Group LLC, Senior Notes,
	8%, 06/15/19 (g)	B1	658
1,750	Chrysler Group LLC, Senior Notes,
	8.25%, 06/15/21	B1	1,978
1,125	Chrysler Group LLC, Senior Notes,
	8.25%, 06/15/21 (g)	B1	1,271
700	Dana Holding Corporation, Senior Notes,
	5.375%, 09/15/21	B2	730
475	General Motors, Senior Notes,
	6.25%, 10/02/43 (g)	Ba1	513
550	Gestamp Fund Lux S.A., Senior Notes,
	5.625%, 05/31/20 (g)	B1	568
450	Goodyear Tire & Rubber Company, Senior Notes,
	6.50%, 03/01/21	B1	492
550	Goodyear Tire & Rubber Company, Senior Notes,
	8.25%, 08/15/20	B1	613
200	Goodyear Tire & Rubber Company, Senior Notes,
	8.75%, 08/15/20	B1	237
1,025	Jaguar Land Rover Automotive Plc, Senior Notes,
	5.625%, 02/01/23 (g)	Ba2	1,069
350	Navistar International Group, Senior Notes,
	8.25%, 11/01/21	B3	357
400	Penske Auto Group, Inc., Senior Notes,
	5.75%, 10/01/22	B2	418

300	Pittsburgh Glass Works, LLC, Senior Notes,
	8%, 11/15/18 (g)	B3	326
800	Schaeffler Finance B.V., Senior Notes,
	4.75%, 05/15/21 (g)	Ba2	816
475	Schaeffler Finance B.V., Senior Notes,
	6.875%, 08/15/18 (g)	B1	506
325	Sonic Automotive, Inc., Senior Subordinated Notes,
	5%, 05/15/23	B3	318
300	Sonic Automotive, Inc., Senior Subordinated Notes,
	7%, 07/15/22	B3	331
			13,080
Broadcasting - 6.19%
1,075	AMC Networks, Inc., Senior Notes,
	4.75%, 12/15/22	B1	1,068
250	CBS Outdoor Americas Capital LLC, Senior Notes,
	5.25%, 02/15/22 (g)	B1	256
250	CBS Outdoor Americas Capital LLC, Senior Notes,
	5.625%, 02/15/24 (g)	B1	256
1,550	Clear Channel Communications, Inc., Senior Notes,
	9%, 12/15/19	Caa1	1,629
75	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B1	80
850	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B1	908
75	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 7.625%, 03/15/20	B3	80
200	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 7.625%, 03/15/20	B3	216
350	Gannett Co., Inc., Senior Notes,
	5.125%, 10/15/19 (g)	Ba1	368
275	Gannett Co., Inc., Senior Notes,
	6.375%, 10/15/23 (g)	Ba1	292
325	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22	B1	345
350	Lin Television Corporation, Senior Notes,
	8.375%, 04/15/18	B3	371
950	MDC Partners, Inc., Senior Notes,
	6.75%, 04/01/20 (g)	B3	1,005
400	Polish Television Holding B.V., Senior Notes,
	11%, 01/15/21 (g)(EUR)	(e)	617
600	Sinclair Television Group, Inc., Senior Notes,
	6.125%, 10/01/22	B1	609
450	Sirius XM Radio, Inc., Senior Notes,
	4.25%, 05/15/20 (g)	B1	438
500	Sirius XM Radio, Inc., Senior Notes,
	5.75%, 08/01/21 (g)	B1	520
725	Starz LLC, Senior Notes,
	5%, 09/15/19	Ba2	751
375	Townsquare Radio LLC, Senior Notes,
	9%, 04/01/19 (g)	B3	413
250	TVN Finance Corporation, Senior Notes
	7.375%, 12/15/20 (g)(EUR)	B1	377
2,425	Univision Communications, Inc., Senior Notes,
	5.125%, 05/15/23 (g)	B2	2,480
300	Univision Communications, Inc., Senior Notes,
	6.75%, 09/15/22 (g)	B2	332
400	Univision Communications, Inc., Senior Notes,
	7.875%, 11/01/20 (g)	B2	443
1,750	Univision Communications, Inc., Senior Notes,
	8.50%, 05/15/21 (g)	Caa2	1,938
			15,792
Building Products - 3.48%
1,425	Associated Materials, Inc., Senior Notes,
	9.125%, 11/01/17	Caa1	1,496
450	Builders First Source, Inc., Senior Notes,
	7.625%, 06/01/21 (g)	Caa2	487
1,075	Building Materials Corporation of America, Senior Notes,
	6.75%, 05/01/21 (g)	Ba3	1,164
650	Building Materials Holding Corporation, Senior Notes,
	9%, 09/15/18 (g)	Caa1	717
530	Cemex Finance LLC, Senior Notes,
	9.375%, 10/12/22 (g)	(e)	622
500	Cemex SAB de CV, Senior Notes,

	7.25%, 01/15/21 (g)	(e)	544
625	Euromax International, Senior Notes,
	9.50%, 04/01/16	Caa2	630
575	Nortek, Inc., Senior Notes,
	8.50%, 04/15/21	Caa1	643
650	Nortek, Inc., Senior Notes,
	10%, 12/01/18	Caa1	713
375	RSI Home Products, Inc., Senior Notes,
	6.875%, 03/01/18 (g)	B1	402
275	Spring Industries, Inc., Senior Notes,
	6.25%, 06/01/21 (g)	B2	285
550	Summit Materials LLC, Senior Notes,
	10.50%, 01/31/20	Caa1	617
200	Summit Materials LLC, Senior Notes,
	10.50%, 01/31/20 (g)	Caa1	225
175	USG Corporation, Senior Notes,
	5.875%, 11/01/21 (g)	B2	186
125	USG Corporation, Senior Notes,
	9.75%, 01/15/18	Caa2	151
			8,882
Building and Real Estate - 2.59%
500	CCRE Company, Senior Notes,
	7.75%, 02/15/18 (g)	B1	536
1,175	Howard Hughes Corporation, Senior Notes,
	6.875%, 10/01/21 (g)	Ba3	1,269
1,550	Jefferies LoanCore LLC, Senior Notes,
	6.875%, 06/01/20 (g)	B2	1,560
600	KB Home, Senior Notes,
	8%, 03/15/20	B2	680
400	Ladder Capital Finance Holdings LLLP, Senior Notes,
	7.375%, 10/01/17	Ba3	422
125	Realology Group LLC, Senior Notes,
	9%, 01/15/20 (g)	B3	143
550	RPG Byty s.r.o., Senior Notes,
	6.75%, 05/01/20 (g)(EUR)	Ba2	772
350	Shea Homes Limited Partnership, Senior Notes,
	8.625%, 05/15/19	B2	385
750	William Lyons Homes, Inc., Senior Notes,
	8.50%, 11/15/20	B3	834
			6,601
Cable Operators - 10.31%
1,225	Altice Financing S.A., Senior Notes,
	6.50%, 01/15/22 (g)	B1	1,296
200	Altice Financing S.A., Senior Notes,
	8.125%, 01/15/24 (g)	B3	216
875	Altice Financing S.A., Senior Notes,
	9%, 06/15/23 (g)(EUR)	B3	1,365
675	Altice Financing S.A., Senior Notes,
	9.875%, 12/15/20 (g)	B3	771
500	B Communications Ltd., Senior Notes,
	7.375%, 02/15/21 (g)	(e)	525
475	Block Communications, Inc., Senior Notes,
	7.25%, 02/01/20 (g)	Ba3	506
775	Cable Communications Systems NV, Senior Notes,
	7.50%, 11/01/20 (g)(EUR)	B1	1,129
815	CCO Holdings, LLC, Senior Notes,
	5.125%, 02/15/23	B1	788
75	CCO Holdings, LLC, Senior Notes,
	5.25%, 03/15/21	B1	76
725	CCO Holdings, LLC, Senior Notes,
	5.25%, 09/30/22	B1	718
2,350	CCO Holdings, LLC, Senior Notes,
	6.625%, 01/31/22	B1	2,512
900	CSC Holdings, LLC, Senior Notes,
	6.75%, 11/15/21	Ba3	1,006
650	Cequel Communications Holdings I, LLC, Senior Notes,
	5.125%, 12/15/21 (g)	B3	644
1,750	Cequel Communications Holdings I, LLC, Senior Notes,
	6.375%, 09/15/20 (g)	B3	1,829
250	Cogeco Cable, Inc., Senior Notes,
	4.875%, 05/01/20 (g)	(e)	250
425	Dish DBS Corporation, Senior Notes,
	4.25%, 04/01/18	Ba3	444

800	Dish DBS Corporation, Senior Notes,
	5.125%, 05/01/20	Ba3	834
525	Dish DBS Corporation, Senior Notes,
	5.875%, 07/15/22	Ba3	561
325	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba3	364
500	Mediacom Broadband LLC, Senior Notes,
	6.375%, 04/01/23	B3	525
500	Midcontinent Communications, Senior Notes,
	6.25%, 08/01/21 (g)	B3	520
475	Nara Cable Funding, Limited, Senior Notes,
	8.875%, 12/1/18 (g)	B1	518
200	Nara Cable Funding, Limited, Senior Notes,
	8.875%, 12/1/18 (g)	B1	218
1,675	Netflix, Inc., Senior Notes,
	5.375%, 02/01/21	Ba3	1,759
500	Netflix, Inc., Senior Notes,
	5.75%, 03/01/24 (g)	Ba3	519
460	Norcell Sweden Holding, Senior Notes,
	10.75%, 09/29/19 (g)(EUR)	Caa1	719
439	Numericable Finance & Co. S.C.A., Senior Notes,
	12.375%, 02/15/19 (g)(EUR)	B1	740
475	UPCB Finance Limited, Senior Notes,
	6.875%, 01/15/22 (g)	Ba3	517
550	UPCB Finance Limited, Senior Notes,
	7.25%, 11/15/21 (g)	Ba3	605
575	Videotron Ltee., Senior Notes,
	5%, 07/15/22	Ba2	576
525	Vivacom, Senior Notes,
	6.625%, 11/15/18 (g)(EUR)	B1	757
700	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	725
175	WaveDivision Holdings, LLC, Senior Notes,
	8.125%, 09/01/20 (g)	Caa1	188
550	Wide Open West Finance, LLC, Senior Notes,
	10.25%, 07/15/19	Caa1	627
800	Wide Open West Finance, LLC, Senior Subordinated Notes,
	13.375%, 10/15/19	Caa1	939
			26,286
Chemicals, Plastics and Rubber - 2.90%
300	Axalta Coating Systems Dutch Holding B B.V., Senior Notes,
	7.375%, 05/01/21 (g)	Caa1	326
875	Celanese US Holdings LLC, Senior Notes,
	4.625%, 11/15/22	Ba2	862
475	Ciech Group Financing, Senior Notes,
	9.50%, 11/30/19 (g)(EUR)	B2	751
225	Compass Minerals International, Inc., Senior Notes,
	8%, 06/01/19	Ba2	236
525	Hexion Specialty Chemicals, Inc., Senior Notes,
	6.625%, 04/15/20	Ba3	545
1,075	Hexion Specialty Chemicals, Inc., Senior Notes,
	8.875%, 02/01/18	B3	1,118
350	Ineos Group Holdings S.A., Senior Notes,
	6.125%, 08/15/18 (g)	B3	362
375	Kerling PLC, Senior Notes,
	10.625%, 02/01/17 (g)(EUR)	Caa1	550
425	PolyOne Corporation, Senior Notes,
	5.25%, 03/15/23	Ba3	428
325	PolyOne Corporation, Senior Notes,
	7.375%, 09/15/20	Ba3	356
1,225	PQ Corporation, Senior Notes,
	8.75%, 05/01/18 (g)	Caa1	1,340
475	Trinseo Materials Operating S.C.A., Senior Notes,
	8.75%, 02/01/19	B2	509
			7,383
Consumer Products - 2.42%
1,325	Activision Blizzard, Inc., Senior Notes,
	5.625%, 09/15/21 (g)	Ba2	1,413
350	Activision Blizzard, Inc., Senior Notes,
	6.125%, 09/15/23 (g)	Ba2	381
160	Avon Products, Inc., Senior Notes
	4.60%, 03/15/20	Baa2	163

425	Boardriders S.A., Senior Notes,
	8.875%, 12/15/17 (g)(EUR)	B3	630
750	Hanesbrands, Inc., Senior Notes,
	6.375%, 12/15/20	Ba3	823
275	Levi Strauss & Co., Senior Notes,
	6.875%, 05/01/22	B1	302
325	Pantry, Inc., Senior Notes,
	8.375%, 08/01/20	Caa1	351
350	Quicksilver Inc., Senior Notes,
	7.875%, 08/01/18 (g)	B2	382
575	Quicksilver Inc., Senior Notes,
	10%, 08/01/20	Caa2	655
225	Spectrum Brands Escrow, Senior Notes,
	6.375%, 11/15/20	B3	245
200	Spectrum Brands Escrow, Senior Notes,
	6.625%, 11/15/22	B3	218
350	Tempur-Pedic International, Inc., Senior Notes,
	6.875%, 12/15/20	B3	384
200	Wolverine World Wide, Inc., Senior Notes,
	6.125%, 10/15/20	B2	216
			6,163
Containers - 3.43%
375	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B3	398
235	ARD Finance S.A., Senior Notes,
	11.125%, 06/01/18 (c)(g)	Caa2	255
578	Ardagh Packaging Finance plc, Senior Notes,
	7%, 11/15/20 (g)	Caa1	603
875	Ardagh Packaging Finance plc, Senior Notes,
	9.25%, 10/15/20 (g)(EUR)	Caa1	1,344
400	Beverage Packaging Holdings (Lux) II S.A., Senior Notes,
	5.625%, 12/15/16 (g)	Caa2	408
225	Beverage Packaging Holdings (Lux) II S.A., Senior Subordinated Notes
	6%, 06/15/17 (g)	Caa2	231
425	Bway Holding Company, Senior Notes,
	10%, 06/15/18	Caa1	452
400	Exopack Holding Corporation, Senior Notes,
	10%, 06/01/18 (g)	Caa2	434
650	Frigoglass Finance B.V., Senior Notes,
	8.25%, 05/15/18 (g)(EUR)	B1	945
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	400
200	Reynolds Group Issuer, Inc., Senior Notes,
	5.75%, 10/15/20	B1	209
175	Reynolds Group Issuer, Inc., Senior Notes,
	7.125%, 04/15/19	B1	185
1,350	Reynolds Group Issuer, Inc., Senior Notes,
	9%, 04/15/19	Caa2	1,445
425	Reynolds Group Issuer, Inc., Senior Notes,
	9.875%, 08/15/19	Caa2	475
625	Sealed Air Corporation, Senior Notes,
	5.25%, 04/01/23 (g)	B1	630
289	Tekni Plex, Inc., Senior Notes,
	9.75%, 06/01/19 (g)	B3	328
			8,742
Energy - 16.53%
525	AmeriGas Finance LLC, Senior Notes,
	7%, 05/20/22	Ba2	574
600	Antero Resources Finance Corporation, Senior Notes,
	5.375%, 11/01/21 (g)	B1	608
1,375	Antero Resources Finance Corporation, Senior Notes,
	6%, 12/01/20	B1	1,464
715	Antero Resources Finance Corporation, Senior Notes,
	7.25%, 08/01/19	B1	763
1,075	Athlon Holdings L.P., Senior Notes,
	7.375%, 04/15/21 (g)	Caa1	1,145
1,075	Bill Barrett Corporation, Senior Notes,
	7%, 10/15/22	B1	1,134
1,275	Bill Barrett Corporation, Senior Notes,
	7.625%, 10/01/19	B1	1,380
1,725	Chesapeake Energy Corp., Senior Notes,
	5.75%, 03/15/23	Ba3	1,829
2,125	Concho Resources, Inc., Senior Notes,
	5.50%, 04/01/23	Ba3	2,210

300	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	Ba3	333
800	El Paso Corporation, Senior Notes,
	7.75%, 01/15/32	Ba2	858
775	Energy Transfer Equity L.P., Senior Notes,
	5.875%, 01/15/24	Ba2	787
425	Exterran Holdings, Inc., Senior Notes,
	6%, 10/01/22 (g)	B1	418
925	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B2	962
350	Ferrellgas, Partners L.P., Senior Notes,
	6.75%, 01/15/22 (g)	B2	365
375	Forest Oil Corporation, Senior Notes,
	7.25%, 06/15/19	Caa1	329
200	Halcon Resources Corporation, Senior Notes,
	8.875%, 05/15/21	Caa1	207
300	Halcon Resources Corporation, Senior Notes,
	9.75%, 07/15/20 (g)	Caa1	323
550	Infinis Plc, Senior Notes,
	7%, 02/15/19 (g)(GBP)	Ba3	994
600	Laredo Petroleum, Inc., Senior Notes,
	5.625%, 01/15/22 (g)	B2	608
600	Laredo Petroleum, Inc., Senior Notes,
	7.375%, 05/01/22	B2	668
2,000	MarkWest Energy Partners, L.P., Senior Notes,
	4.50%, 07/15/23	Ba3	1,925
625	Newfield Exploration Company, Senior Subordinated Notes,
	5.75%, 01/30/22	Ba1	666
500	Niska Gas Storage Canada ULC, Senior Notes,
	6.50%, 04/01/19 (g)	B2	497
675	NuStar Logistics, L.P., Senior Notes,
	6.75%, 02/01/21	Ba1	731
650	Parker Drilling Company, Senior Notes,
	6.75%, 07/15/22 (g)	B1	671
525	Parsley Energy LLC, Senior Notes
	7.50%, 2/15/22 (g)	Caa2	554
525	PBF Holding Company LLC, Senior Notes,
	8.25%, 02/15/20	Ba3	572
1,400	PDC Energy, Senior Notes,
	7.75%, 10/15/22	B3	1,526
125	Penn Virginia Corporation, Senior Notes,
	6.50%, 05/15/21	B2	133
571	Penn Virginia Corporation, Senior Notes,
	8.375%, 06/01/20	B2	642
800	Penn Virginia Corporation, Senior Notes,
	8.50%, 05/01/20	Caa1	890
325	Penn Virginia Resources Partners, L.P., Senior Notes,
	8.25%, 04/15/18	B2	339
700	Range Resources Corporaiton, Senior Subordinated Notes,
	5%, 03/15/23	Ba2	709
450	Regency Energy Partners, L.P., Senior Notes,
	5.875%, 03/01/22	B1	467
125	Rockies Express Pipeline LLC, Senior Notes,
	5.625%, 04/15/20 (g)	Ba2	123
1,150	Rockies Express Pipeline LLC, Senior Notes,
	6%, 01/15/19 (g)	Ba2	1,159
50	Rockies Express Pipeline LLC, Senior Notes,
	6.85%, 07/15/18 (g)	Ba2	52
1,950	Sabine Pass Liquifaction LLC, Senior Notes,
	5.625%, 04/15/23	Ba3	1,943
700	Sabine Pass LNG, L.P., Senior Notes,
	6.50%, 11/01/20	B1	737
375	Seven Generations Energy Ltd., Senior Notes,
	8.25%, 05/15/20 (g)	Caa1	411
975	SM Energy Company, Senior Notes,
	5%, 01/15/24 (g)	Ba3	946
325	SM Energy Company, Senior Notes,
	6.50%, 11/15/21	Ba3	351
775	SM Energy Company, Senior Notes,
	6.50%, 01/01/23	Ba3	827
225	SM Energy Company, Senior Notes,
	6.625%, 02/15/19	Ba3	240
575	Swift Energy Company, Senior Notes,
	7.875%, 03/01/22	B3	574
650	Swift Energy Company, Senior Notes,
	8.875%, 01/15/20	B3	685
1,525	Targa Resources Partners L.P., Senior Notes,
	4.25%, 11/15/23 (g)	Ba3	1,414

725	Targa Resources Partners L.P., Senior Notes,
	5.25%, 05/01/23	Ba3	716
625	Tervita Corporation, Senior Notes,
	8%, 11/15/18 (g)	B3	648
675	Tervita Corporation, Senior Notes,
	10.875%, 02/15/18 (g)	Caa2	681
650	Tesoro Corporation, Senior Notes,
	5.125%, 04/01/24	Ba2	647
475	Western Refining, Inc., Senior Notes,
	6.25%, 04/01/21	B3	490
1,200	WPX Energy, Inc., Senior Notes,
	6%, 01/15/22	Ba1	1,224
			42,149
Entertainment and Leisure - 1.77%
525	Cedar Fair LP, Senior Notes,
	5.25%, 03/15/21	B1	530
500	DreamWorks Animation SKG, Inc., Senior Notes,
	6.875%, 08/15/20 (g)	Ba3	541
350	National CineMedia LLC, Senior Notes,
	6%, 04/15/22	Ba2	370
100	PortAventura Entertainment Barcelona B.V., Senior Notes,
	7.25%, 12/01/20 (g)(EUR)	B3	145
875	Regal Entertainment Group, Senior Notes,
	5.75%, 03/15/22	B3	901
675	Six Flags Entertainment Corporation, Senior Notes,
	5.25%, 01/15/21 (g)	B3	682
125	Vougeot Bidco Plc, Senior Notes,
	7.875%, 7/15/20 (g)(GBP)	B2	227
247	WMG Acquisition Corporation, Senior Notes,
	6%, 01/15/21 (g)	B1	258
525	WMG Acquisition Corporation, Senior Notes,
	6.75%, 04/15/22 (g)	Caa1	528
300	WMG Acquisition Corporation, Senior Notes,
	11.50%, 10/01/18	B3	341
			4,523
Financial - 9.41%
750	Aircastle Limited, Senior Notes,
	7.625%, 04/15/20	Ba3	855
650	Aircastle Limited, Senior Notes,
	6.25%, 12/01/19	Ba3	701
250	Alliant Holdings I, LLC, Senior Notes,
	7.875%, 12/15/20 (g)	Caa2	265
775	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	B1	924
625	American Capital Ltd., Senior Notes,
	6.50%, 09/15/18 (g)	B3	661
450	CIT Group, Inc., Senior Notes,
	5%, 08/15/22	Ba3	466
2,075	CIT Group, Inc., Senior Notes,
	5%, 08/01/23	Ba3	2,122
325	CIT Group, Inc., Senior Notes,
	5.375%, 05/15/20	Ba3	347
475	CNO Financial Group Inc., Senior Notes,
	6.375%, 10/01/20 (g)	Ba2	508
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,553
900	E*Trade Financial Corporation, Senior Notes,
	6.375%, 11/15/19	B2	978
625	E*Trade Financial Corporation, Senior Notes,
	6.75%, 06/01/16	B2	677
350	General Motors Financial Company, Inc., Senior Notes,
	3.25%, 05/15/18	Ba2	353
200	General Motors Financial Company, Inc., Senior Notes,
	6.75%, 06/01/18	Ba2	228
825	Harbinger Group, Inc., Senior Notes,
	7.875%, 07/15/19	B2	906
650	Icahn Enterprises, Senior Notes,
	4.875%, 03/15/19 (g)	Ba3	660
450	Icahn Enterprises, Senior Notes,
	6%, 08/01/20	Ba3	483
750	Icahn Enterprises, Senior Notes,
	6%, 08/01/20 (g)	Ba3	795
300	International Lease Finance Corporation, Senior Notes,

	8.875%, 09/01/17	Ba3	358
525	iStar Financial, Inc., Senior Notes,
	7.125%, 02/15/18	B3	593
525	National Financial Partnership, Senior Notes,
	9%, 07/15/21 (g)	Caa2	562
975	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 07/01/21	B2	916
525	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 06/01/22	B2	491
400	Neuberger Berman Group LLC, Senior Notes,
	5.625%, 03/15/20 (g)	Ba1	425
425	Neuberger Berman Group LLC, Senior Notes,
	5.875%, 03/15/22 (g)	Ba1	453
425	Nuveen Investments, Inc., Senior Notes
	9.125%, 10/15/17 (g)	Caa2	449
550	Provident Funding Associates, L.P., Senior Notes,
	6.75%, 06/15/21 (g)	Ba3	548
225	Provident Funding Associates, L.P., Senior Notes,
	10.125%, 02/15/19 (g)	Ba3	246
625	Springleaf Finance Corporation, Senior Medium Term
	Notes, 6.90%, 12/15/17	B3	686
1,350	Synovus Financial Corporation, Subordinate Notes,
	5.125%, 06/15/17	B2	1,418
525	Synovus Financial Corporation, Senior Notes,
	7.875%, 02/15/19	B1	596
200	Towergate Finance plc, Senior Notes,
	8.50%, 02/15/18 (g)(GBP)	B1	354
200	Towergate Finance plc, Senior Notes,
	10.50%, 02/15/19 (g)(GBP)	Caa2	353
425	USI Inc., Senior Notes,
	7.75%, 01/15/21 (g)	Caa2	442
1,625	Walter Investment Management Corporation, Senior Notes,
	7.875%, 12/15/21 (g)	B3	1,621
			23,993
Food and Tobacco - 1.78%
353	Bumble Bee Acquistion Company, Senior Notes,
	9%, 12/15/17 (g)	B3	387
600	Constellation Brands, Inc., Senior Notes,
	6%, 05/01/22	Ba1	664
325	Darling Escrow Corporation, Senior Notes,
	5.375%, 01/15/22 (g)	B1	332
200	Diamond Foods, Inc., Senior Notes,
	7%, 03/15/19 (g)	Caa2	207
125	Elior Finance & Co. SCA, Senior Notes,
	6.50%, 05/01/20 (g)(EUR)	B3	187
660	Esal GMBH, Senior Notes,
	6.25%, 02/05/23 (g)	(e)	624
255	JBS Investments GMBH, Senior Notes,
	7.75%, 10/28/20 (g)	(e)	269
675	Marfrig Holdings (Europe) B.V., Senior Notes,
	11.25%, 09/20/21 (g)	B2	724
275	Post Holdings, Inc., Senior Notes,
	6.75%, 12/01/21 (g)	B1	292
175	Post Holdings, Inc., Senior Notes,
	7.375%, 02/15/22	B1	189
250	Post Holdings, Inc., Senior Notes,
	7.375%, 02/15/22 (g)	B1	270
350	Shearers Food, Inc., Senior Notes,
	9%, 11/01/19 (g)	B3	382
			4,527
Forest Products - 2.45%
180	Ainsworth Lumber Company Ltd., Senior Notes,
	7.50%, 12/15/17 (g)	B2	193
425	Boise Cascade LLC, Senior Notes,
	6.375%, 11/01/20	B2	455
925	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20	Ba3	990
250	Clearwater Paper Corporation, Senior Notes,
	7.125%, 11/01/18	Ba2	265
650	P.H. Glatfelter Company, Senior Notes,
	5.375%, 10/15/20	Ba1	670
325	Graphic Packaging International, Inc., Senior Notes,
	4.75%, 04/15/21	Ba3	325
950	Mercer International, Inc., Senior Notes,

	9.50%, 12/01/17	B3	1,028
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Baa3	668
675	Sappi Papier Holding GmbH, Senior Notes,
	6.625%, 04/15/21 (g)	Ba2	700
575	Sappi Papier Holding GmbH, Senior Notes,
	7.75%, 07/15/17 (g)	Ba2	637
275	Sappi Papier Holding GmbH, Senior Notes,
	8.375%, 06/15/19 (g)	Ba2	305
			6,236
Gaming - 3.56%
25	Boyd Gaming Corporation, Senior Notes,
	9%, 07/01/20	B3	28
650	Caesars Entertainment Operating Company, Senior Notes,
	11%, 10/01/21 (g)	Caa2	684
775	Chester Downs and Marina, LLC, Senior Notes,
	9.25%, 02/01/20 (g)	B3	777
625	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18 (g)(EUR)	B3	900
825	Graton Economic Development Authority, Senior Notes,
	9.625%, 09/01/19 (g)	B3	944
225	Intralot Finance Luxembourg S.A., Senior Notes,
	9.75%, 08/15/18 (g)(EUR)	B1	351
825	MGM Resorts International, Senior Notes,
	6.625%, 12/15/21	B3	905
625	MGM Resorts International, Senior Notes,
	6.75%, 10/01/20	B3	692
375	Peninsula Gaming LLC, Senior Notes,
	8.375%, 02/15/18 (g)	Caa1	405
725	Pinnacle Entertainment, Inc., Senior Notes,
	7.50%, 04/15/21	B2	785
625	PNK Finance Corporation, Senior Notes,
	6.375%, 08/01/21 (g)	B2	654
325	Quapaw Downstream Development Authority, Senior Notes,
	10.50%, 07/01/19 (g)	B3	346
369	Rivers Pittsburgh Borrower, L.P., Senior Notes,
	9.50%, 06/15/19 (g)	B3	404
275	Safari Holding Verwaltungs GmbH, Senior Notes,
	8.25%, 02/15/21 (g)(EUR)	B2	406
725	Station Casinos LLC, Senior Notes,
	7.50%, 03/01/21	Caa1	785
			9,066
Healthcare - 10.45%
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes,
	7.75%, 02/15/19	Ba3	297
1,125	Biomet, Inc., Senior Notes,
	6.50%, 08/01/20	B3	1,211
350	Capsugel S.A., Senior Notes,
	7%, 05/15/19 (g)	Caa1	360
850	CHS/Community Health Systems, Inc., Senior Notes,
	5.125%, 08/01/21 (g)	Ba2	872
1,600	CHS/Community Health Systems, Inc., Senior Notes,
	6.875%, 02/01/22 (g)	B3	1,674
725	CHS/Community Health Systems, Inc., Senior Notes,
	7.125%, 07/15/20	B3	787
475	CHS/Community Health Systems, Inc., Senior Notes,
	8%, 11/15/19	B3	524
175	Crown Newco 3 plc, Senior Notes,
	7%, 02/15/18 (g)(GBP)	B2	307
525	Davita, Inc., Senior Notes,
	6.375%, 11/01/18	B2	552
975	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.625%, 07/31/19 (g)	Ba2	1,048
250	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.875%, 01/31/22 (g)	Ba2	265
525	HCA Holdings, Inc., Senior Notes,
	6.25%, 02/15/21	B3	562
1,375	HCA, Inc., Senior Notes,
	7.50%, 02/15/22	B3	1,571
400	Healthcare Technology, Inc., Senior Notes,
	7.375%, 09/01/18 (g)	Caa1	408
375	Hologic, Inc., Senior Notes,
	6.25%, 08/01/20	B2	398

475	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	506
175	Jaguar Holdings, Inc., Senior Notes,
	9.375%, 10/15/17 (g)	Caa1	184
700	Jaguar Holdings, Inc., Senior Notes,
	9.50%, 12/01/19 (g)	B3	777
275	JLL/Delta Dutch Newco B.V., Senior Notes,
	7.50%, 02/01/22 (g)	Caa2	284
400	Kindred Healthcare, Inc., Senior Notes,
	6.375%, 04/15/22 (g)	B3	403
525	Kindred Healthcare, Inc., Senior Notes,
	8.25%, 06/01/19	B3	564
625	Kinetic Concepts, Inc., Senior Notes,
	10.50%, 11/01/18	B3	719
275	Kinetic Concepts, Inc., Senior Notes,
	12.50%, 11/01/19	Caa1	320
475	MedAssets, Inc., Senior Notes,
	8%, 11/15/18	B3	508
525	Medi Partenaires SAS, Senior Notes,
	7%, 05/15/20 (g)(EUR)	B3	763
425	MPH Intermediate Holding Company 2, Senior Notes,
	6.625%, 04/01/22 (g)	Caa1	436
250	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 02/15/22	Ba1	267
525	MPT Operating Partnership, L.P., Senior Notes,
	6.875%, 05/01/21	Ba1	567
900	Multiplan, Inc., Senior Notes,
	9.875%, 09/01/18 (g)	B3	975
675	Omega Healthcare Investors, Inc., Senior Notes,
	5.875%, 03/15/24	Ba1	709
625	Opal Acquisition, Inc., Senior Note,
	8.875%, 12/15/21 (g)	Caa2	629
300	Par Pharmaceutical, Senior Notes,
	7.375%, 10/15/20	Caa1	324
600	Select Medical Corporation, Senior Notes,
	6.375%, 06/01/21	B3	611
1,100	Tenet Healthcare Corporation, Senior Notes,
	4.50%, 04/01/21	Ba3	1,081
525	Tenet Healthcare Corporation, Senior Notes,
	6%, 10/01/20 (g)	Ba3	562
250	Truven Health Analytics, Senior Notes,
	10.625%, 06/01/20	Caa1	285
600	Universal Hospital Services, Inc., Senior Notes,
	7.625%, 08/15/20	B3	643
1,900	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B1	2,057
825	Valeant Pharmaceuticals International, Senior Notes,
	6.75%, 08/15/18 (g)	B1	906
100	Voyage Care BondCo, plc, Senior Notes,
	6.50%, 08/01/18 (g)(GBP)	B2	174
525	Wellcare Health Plans, Inc., Senior Notes,
	5.75%, 11/15/20	Ba2	553
			26,643
Information Technology - 5.05%
250	Alcatel Lucent USA, Inc., Senior Notes,
	6.75%, 11/15/20 (g)	B3	263
400	Alcatel Lucent USA, Inc., Senior Notes,
	8.875%, 01/01/20 (g)	B3	454
700	Ancestry.com Inc., Senior Notes,
	9.625%, 10/15/18 (g)	Caa1	735
425	Ancestry.com Inc., Senior Notes,
	11%, 12/15/20	B3	499
600	Bankrate, Inc., Senior Notes,
	6.125%, 08/15/18 (g)	B2	636
650	BMC Software Finance, Inc., Senior Notes,
	8.125%, 07/15/21 (g)	Caa1	684
150	Dell, Inc., Senior Notes,
	4.625%, 04/01/21	B1	142
375	Dell, Inc., Senior Notes,
	5.65%, 04/15/18	B1	391
500	Dell, Inc., Senior Notes,
	5.875%, 06/15/19	B1	516
450	Dell, Inc., Senior Notes,
	7.10%, 04/15/28	B1	433
875	Denali Borrower, Senior Notes,

	5.625%, 10/15/20 (g)	Ba2	886
800	Eagle Midco Inc., Senior Notes,
	9%, 06/15/18 (g)	Caa2	840
500	Epicor Software Corporation, Senior Notes,
	8.625%, 05/01/19	Caa1	546
475	Goodman Networks, Inc., Senior Secured Notes,
	12.125%, 07/01/18	B3	506
125	Goodman Networks, Inc., Senior Secured Notes,
	12.375%, 07/01/18 (g)	B3	133
1,350	iGATE Corporation, Senior Notes,
	4.75%, 04/15/19 (g)	B1	1,357
1,375	iGATE Corporation, Senior Notes,
	9%, 05/01/16	B2	1,445
650	Infor US, Inc., Senior Notes,
	9.375%, 04/01/19	Caa1	735
225	Infor US, Inc., Senior Notes,
	11.50%, 07/15/18	Caa1	260
400	NXP B.V., Senior Notes,
	5.75%, 02/15/21 (g)	B1	426
450	NXP B.V., Senior Notes,
	5.75%, 03/15/23 (g)	B1	470
500	Sungard Data Systems, Inc., Senior Subordinated Notes,
	6.625%, 11/01/19	Caa1	529
			12,886
Lodging - .51%
850	Hilton Worldwide Finance, Senior Notes,
	5.625%, 10/15/21 (g)	B3	890
375	Playa Resorts Holding B.V., Senior Notes,
	8%, 08/15/20 (g)	Caa1	406
			1,296
Manufacturing - 3.17%
425	Accudyne Industries Borrower S.C.A., Senior Notes,
	7.75%, 12/15/20 (g)	Caa1	456
675	BC Mountain LLC, Senior Notes,
	7%, 02/01/21 (g)	Caa1	672
525	CeramTec Group GMBH, Senior Notes,
	8.25%, 08/15/21 (g)(EUR)	Caa1	794
400	CNH Capital LLC, Senior Notes,
	3.625%, 04/15/18	Ba1	407
900	CNH Capital LLC, Senior Notes,
	6.25%, 11/01/16	Ba1	988
250	Columbus McKinnon Corporation, Senior Subordinated Notes,
	7.875%, 02/01/19	B1	269
625	Gardner Denver Inc., Senior Notes,
	6.875%, 08/15/21 (g)	Caa1	644
475	KM Germany Holding GMBH, Senior Notes,
	8.75%, 12/15/20 (g)(EUR)	B2	733
400	Manitowoc Company, Inc., Senior Notes,
	5.875%, 10/15/22	B2	427
300	Manitowoc Company, Inc., Senior Notes,
	8.50%, 11/01/20	B2	338
375	Mcron Finance Sub LLC, Senior Notes,
	8.375%, 05/15/19 (g)	B1	414
600	Milacron LLC, Senior Notes,
	7.75%, 02/15/21 (g)	Caa1	648
1,000	Terex Corporation, Senior Notes,
	6%, 5/15/21	B2	1,072
200	Terex Corporation, Senior Notes,
	6.50%, 04/01/20	B2	218
			8,080
Metals and Mining - 5.50%
725	AK Steel Corporation, Senior Notes,
	7.625%, 05/15/20	Caa1	724
425	Aleris Senior Notes,
	7.875%, 11/01/20	B2	437
250	ArcelorMittal, Senior Notes,
	5.75%, 08/05/20	Ba1	265
575	ArcelorMittal, Senior Notes,
	6%, 03/01/21	Ba1	614
675	ArcelorMittal, Senior Notes,
	6.125%, 06/01/18	Ba1	739
400	ArcelorMittal, Senior Notes,

	6.75%, 02/25/22	Ba1	440
500	ArcelorMittal, Senior Notes,
	10.35%, 06/01/19	Ba1	634
625	BlueScope Steel (Finance) Limited, Senior Notes,
	7.125%, 05/01/18 (g)	Ba3	659
525	Consol Energy, Inc., Senior Notes,
	8.25%, 04/01/20	B1	570
875	Eldorado Gold Corporation, Senior Notes,
	6.125%, 12/15/20 (g)	Ba3	873
525	Essar Steel Algoma Inc., Senior Notes,
	9.875%, 06/15/15 (g)	Caa2	361
650	Foresight Energy LLC, Senior Notes,
	7.875%, 08/15/21 (g)	Caa1	681
325	Imperial Metals Corporation, Senior Notes,
	7%, 03/15/19 (g)	B3	329
700	JMC Steel Group, Inc., Senior Notes,
	8.25%, 03/15/18 (g)	Caa1	715
450	Magnetation LLC, Senior Notes,
	11%, 05/15/18 (g)	B3	503
725	Murray Energy Corporation, Senior Notes,
	8.625%, 06/15/21 (g)	Caa1	765
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20	B2	474
625	Peabody Energy Corporation, Senior Notes,
	6%, 11/15/18	Ba2	655
175	Peabody Energy Corporation, Senior Notes,
	6.25%, 11/15/21	Ba2	175
775	Ryerson Inc., Senior Secured Notes,
	9%, 10/15/17	Caa2	837
1,150	Ryerson Inc., Senior Secured Notes,
	11.25%, 10/15/18	Caa3	1,285
325	Steel Dynamics, Senior Notes,
	6.125%, 08/15/19	Ba2	354
525	United States Steel Corporation, Senior Notes,
	6.875%, 04/01/21	B1	558
350	Westmoreland Escrow Corporation, Senior Notes,
	10.75%, 02/01/18 (g)	Caa1	382
			14,029
Publishing - .85%
688	Dex Media Inc., Senior Subordinated Notes,
	14%, 01/29/17 (c)	(e)	399
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	255
500	McGraw Hill Global, Senior Notes,
	9.75%, 04/01/21 (g)	B2	568
875	Trader Corporation, Senior Notes,
	9.875%, 08/15/18 (g)	B3	936
			2,158
Real Estate Investment Trust Securities - .43%
1,100	CBRE Services, Inc., Senior Notes,
	5%, 03/15/23	Ba1	1,106
Restaurants - .24%
575	P.F. Chang’s China Bistro, Inc., Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	618
Retail Stores - 2.86%
925	William Carter, Senior Notes,
	5.25%, 08/15/21 (g)	Ba2	953
525	DBP Holding Corporation, Senior Notes,
	7.75%, 10/15/20 (g)	Caa2	504
700	Guitar Center Inc., Senior Notes,
	6.50%,04/15/19 (g)	B3	696
1,275	Gymboree Corporation, Senior Notes,
	9.125%, 12/01/18	Caa3	1,081
400	Magnolia S.A., Senior Notes,
	9%, 08/01/20 (g)(EUR)	B2	579
925	New Look Bondco I plc, Senior Notes,
	8.375%, 05/14/18 (g)	B1	994
400	99 Cents Only Stores, Senior Notes,
	11%, 12/15/19	Caa1	454

650	PC Nextco Holdings, LLC, Senior Notes,
	8.75%, 08/15/19 (g)	Caa2	673
775	J.C. Penney Corporation, Inc., Senior Notes,
	7.65%, 08/15/16	Caa2	705
475	Rue 21 Inc., Senior Notes,
	9%, 10/15/21 (g)	Caa3	318
375	Sears Holding Corporation, Senior Notes,
	6.625%, 10/15/18	Caa1	343
			7,300
Satellite - 2.42%
775	Hughes Satellite Systems, Inc., Senior Notes,
	6.50%, 06/15/19	Ba3	851
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	874
1,275	Intelsat Jackson Holdings Ltd., Senior Notes,
	5.50%, 08/01/23 (g)	B3	1,249
475	Intelsat Jackson Holdings Ltd., Senior Notes,
	6.625%, 12/15/22	Caa1	494
450	Intelsat Jackson Holdings Ltd., Senior Notes,
	6.625%, 12/15/22 (g)	Caa1	468
1,250	Intelsat (Luxembourg) S.A., Senior Notes,
	7.75%, 6/01/21 (g)	Caa2	1,316
500	Intelsat (Luxembourg) S.A., Senior Notes,
	8.125%, 06/01/23 (g)	Caa2	530
375	ViaSat, Inc., Senior Notes,
	6.875%, 06/15/20	B2	401
			6,183
Service - 8.35%
250	ACI Worldwide, Inc., Senior Notes,
	6.375%, 08/15/20 (g)	B2	263
350	Aramark Holdings, Senior Notes,
	5.75%, 03/15/20	B3	370
250	Ashtead Capital Inc., Senior Notes,
	6.50%, 07/15/22 (g)	B1	272
425	Blueline Rental Finance, Senior Notes,
	7%, 02/01/19 (g)	B3	449
16	CDW Corporation, Senior Secured Notes,
	8%, 12/15/18	Ba3	17
275	Ceridian Corporation, Senior Notes,
	8.875%, 07/15/19 (g)	B1	313
175	Cerved Technologies, Senior Notes,
	6.375%, 01/15/20 (g)(EUR)	B2	261
325	Clean Harbors, Incorporated, Senior Notes,
	5.125%, 06/01/21	Ba2	331
250	Clean Harbors, Incorporated, Senior Notes,
	5.25%, 08/01/20	Ba2	257
700	Corelogic Inc., Senior Notes,
	7.25%, 06/01/21	B1	758
450	Corrections Corporation of America, Senior Notes,
	4.625%, 05/01/23	Ba1	434
175	Deutsche Raststatten
	6.75%, 12/30/20 (g)(EUR)	(e)	263
650	Dycom Investments Inc., Senior Subordinated Notes,
	7.125%, 01/15/21	Ba3	701
100	Equiniti Newco plc, Senior Notes,
	7.125%, 12/15/18 (g)(GBP)	B3	176
450	Europcar Groupe SA, Senior Notes,
	11.50%, 05/15/17 (g)(EUR)	Caa1	722
1,825	First Data Corporation, Senior Notes,
	6.75%, 11/01/20 (g)	B1	1,966
2,675	First Data Corporation, Senior Notes,
	12.625%, 01/15/21	Caa1	3,183
655	First Data Holdings Inc., Senior Notes,
	14.50%, 09/24/19 (c)(g)	(e)	621
175	FTI Consulting Inc., Senior Notes,
	6%, 11/15/22	Ba2	178
475	FTI Consulting Inc., Senior Notes,
	6.75%, 10/01/20	Ba2	511
125	Gategroup Finance (Luxembourg) S.A., Senior Notes,
	6.75%, 03/01/19 (g)(EUR)	B1	186
950	HD Supply, Inc., Senior Notes,
	7.50%, 07/15/20	Caa2	1,036
200	HD Supply, Inc., Senior Notes,

	11.50%, 07/15/20	Caa2	238
300	H&E Equipment Services, Senior Notes,
	7%, 09/01/22	B3	329
350	Igloo Holdings Corporation, Senior Notes,
	8.25%, 12/15/17 (g)	Caa1	358
275	Interline Brands Inc., Senior Notes,
	10%, 11/15/18	Caa2	299
1,175	Laureate Education, Inc., Senior Ntoes,
	9.25%, 09/01/19 (g)	Caa1	1,250
825	Lender Processing Services, Inc., Senior Notes,
	5.75%, 04/15/23	Baa3	879
925	Outerwall, Inc., Senior Notes,
	6%, 03/15/19	Ba3	964
900	Safway Group Holding LLC, Senior Notes,
	7%, 05/15/18 (g)	B3	958
100	Techem GmbH, Senior Notes,
	6.125%, 10/01/19 (g)(EUR)	Ba3	150
250	Transunion Holding Company, Inc., Senior Notes,
	8.125%, 06/15/18	Caa1	263
500	Travelport LLC, Senior Notes,
	11.875%, 09/01/16	Caa3	509
1,037	Travelport LLC, Senior Notes,
	13.875%, 03/01/16 (c)(g)	Caa2	1,089
700	United Rentals of North America, Inc., Senior Notes,
	6.125%, 06/15/23	B2	743
			21,297
Supermarkets - 1.34%
350	BI-LO Holding Finance, LLC, Senior Notes,
	8.625%, 09/15/18 (g)	Caa1	363
850	Rite Aid Corporation, Senior Notes,
	6.75%, 06/15/21	Caa1	919
650	Rite Aid Corporation, Senior Notes,
	7.70%, 02/15/27	Caa1	704
1,250	Rite Aid Corporation, Senior Notes,
	9.25%, 03/15/20	Caa1	1,427
			3,413
Telecommunications - 3.17%
1,300	Century Link, Inc., Senior Notes,
	5.625%, 04/01/20	Ba2	1,369
375	Century Link, Inc., Senior Notes,
	6.45%, 06/15/21	Ba2	403
525	DuPont Fabros Technology L.P., Senior Notes,
	5.875%, 09/15/21	Ba1	555
175	Earthlink Inc., Senior Notes,
	7.375%, 06/01/20	Ba3	181
325	Earthlink Inc., Senior Notes,
	8.875%, 05/15/19	B3	326
600	Equinix, Inc., Senior Notes,
	5.375%, 04/01/23	Ba3	612
1,000	Equinix, Inc., Senior Notes,
	7%, 07/15/21	Ba3	1,115
200	Interxion Holding, NV, Senior Notes,
	6%, 07/15/20 (g)(EUR)	B2	298
200	Level 3 Communications, Inc., Senior Notes,
	8.875%, 06/01/19	Caa2	220
650	Level 3 Financing, Inc., Senior Notes,
	8.625%, 07/15/20	B3	730
200	Pacnet Limited, Senior Notes,
	9%, 12/12/18 (g)	B2	213
700	Telecom Italia, Senior Notes,
	6.375%, 06/24/19 (GBP)	Ba1	1,255
325	TW Telecom Holdings, Inc., Senior Notes,
	5.375%, 10/01/22	B1	331
475	TW Telecom Holdings, Inc., Senior Notes,
	5.375%, 10/01/22	B1	485
			8,093
Transportation - 1.00%
1,250	Aguila 3 S.A., Senior Notes,
	7.875%, 01/31/18 (g)	B2	1,327
260	Florida East Coast Holdings, Senior Notes,

	10.50%, 08/01/17 (c)	Caa3	268
600	Florida East Coast Railway Corporation, Senior Notes,
	8.125%, 02/01/17	B3	628
325	Watco Companies, LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	330
			2,553
Utilities - 2.67%
375	AES Corporation, Senior Notes,
	5.50%, 03/15/24	Ba3	372
800	Calpine Corporation, Senior Notes,
	7.50%, 02/15/21 (g)	B1	872
1,650	Energy Futures, Senior Notes,
	10%, 12/01/20	B3	1,737
850	GenOn Escrow Corporation, Senior Notes,
	9.50%, 10/15/18	B2	871
2,325	NRG Energy, Inc., Senior Notes,
	6.25%, 07/15/22 (g)	B1	2,389
550	NRG Energy, Inc., Senior Notes,
	6.625%, 03/15/23	B1	571
			6,812
Wireless - 9.16%
775	Arqiva Broadcasting, Senior Notes,
	9.50%, 03/31/20 (g)(GBP)	B3	1,470
950	Crown Castle International Corporation, Senior Notes,
	5.25%, 01/15/23	B1	964
625	Digicel Limited, Senior Notes,
	6%, 04/15/21 (g)	B1	638
450	Digicel Group Limited, Senior Notes,
	7.125%, 04/01/22 (g)	Caa1	456
400	Digicel Group Limited, Senior Notes,
	8.25%, 09/30/20 (g)	Caa1	428
450	Digicel Group Limited, Senior Notes,
	10.50%, 04/15/18 (g)	Caa1	475
575	GTP Acquisition Partners I, LLC, Senior Notes,
	7.628%, 6/15/41 (g)	Ba3	613
675	Matterhorn Mobile S.A., Senior Notes,
	7.75%, 02/15/20 (g)(EUR)	Caa1	982
600	Matterhorn Mobile S.A., Senior Notes,
	9%, 04/15/19 (g)(EUR)	(e)	858
205	Millicom International Cellular S.A., Senior Notes,
	6.625%, 10/15/21 (g)	Ba2	217
700	NII Capital Corporation, Senior Notes,
	7.625, 04/01/21	Caa2	196
1,400	NII Capital Corporation, Senior Notes,
	10%, 08/15/16	Caa2	560
200	Sable International Finance Limited, Senior Notes,
	8.75%, 02/01/20 (g)	Ba2	225
5,075	Sprint Corporation, Senior Notes,
	7.125%, 06/15/24 (g)	B1	5,329
1,025	Sprint Nextel Corporation, Senior Notes,
	11.50%, 11/15/21	B1	1,356
675	Syniverse Holdings, Inc., Senior Notes,
	9.125%, 01/15/19	Caa1	734
1,350	T-Mobile, USA, Inc., Senior Notes,
	6.25%, 04/01/21	Ba3	1,431
725	T-Mobile, USA, Inc., Senior Notes,
	6.464%, 04/28/19	Ba3	776
725	T-Mobile, USA, Inc., Senior Notes,
	6.633%, 04/28/21	Ba3	778
875	T-Mobile, USA, Inc., Senior Notes,
	6.731%, 04/28/22	Ba3	938
350	T-Mobile, USA, Inc., Senior Notes,
	6.836%, 04/28/23	Ba3	375
305	Vimpelcom Holdings, Senior Notes,
	5.20%, 02/13/19 (g)	Ba3	286
550	Vimpelcom Holdings, Senior Notes,
	7.504%, 03/01/22 (g)	Ba3	555
650	Vimpelcom Holdings, Senior Notes,
	7.748%, 02/02/21 (g)	Ba3	670
475	Wind Acquistion Holdings Finance S.A., Senior Notes,
	6.50%, 04/30/20 (g)	Ba3	515
1,450	Wind Acquistion Holdings Finance S.A., Senior Notes,
	11.75%, 07/15/17 (g)	B3	1,526
			23,351
	Total Corporate Debt Securities
	(Total cost of $320,739)		336,247

Shares
PREFERRED STOCK - .88% (d)(h)
Financial - .60%
1,125	Ally Financial, Inc., 7% (g)	B3	1,111
15,525	GMAC Capital Trust I, 8.125%	B3	424
			1,535
Wireless - .28%
7,000	Crown Castle International Corp., 4.50%	(e)	710

	Total Preferred Stock
	(Total cost of $2,028)		2,245

	TOTAL INVESTMENTS - 132.75% (d)
	(Total cost of $322,767)		338,492

	CASH AND OTHER ASSETS
	LESS LIABILITIES - (32.75)% (d)		(83,503)

	NET ASSETS - 100.00%		$254,989

(a)    Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)    Securities are step interest bonds.  Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)     Pay-In-Kind

(d)    Percentages indicated are based on total net assets to common shareholders of $254,989.

(e)     Not rated.

(f)      Non-income producing.

(g)     Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $158,011 as of March 31, 2014.

(h)    All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of March 31, 2014 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

Goldman Sachs	4/10/14	GBP	(3,233)	$5,312	$5,390	$(78)

Deutsche Bank	6/12/14	EUR	(16,068)	22,299	22,134	165

Deutsche Bank	6/12/14	EUR	1,396	1,922	1,941	(19)

Merrill Lynch	6/12/14	EUR	398	548	552	(4)

Net unrealized gain on open forward currency exchange contracts						$64

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2014 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not yet available (primarily fixed-income corporate bonds and notes) are stated at fair market value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available are valued in good faith at fair market value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2014 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2014 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$336,247	$—	$336,247

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Financial	$424	$1,111	$—	$1,535
Wireless	710	—	—	710
Total Investments	$1,134	$337,358	$—	$338,492
Forward Currency Exchange Contracts	$—	$64	$—	$64

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2013	$—
Sales	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers to Level 3 from Level 2	—
Balance, March 31, 2014	$—

The Fund owned no Level 3 securities at March 31, 2014.

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the 3 months ended March 31, 2014, the Fund recognized no transfers to Level 1 from Level 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 15, 2014

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 15, 2014